Note 19 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($)			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Balance		$ 119,863,000	$ 128,290,000	$ 119,863,000
Change in accounting principle, ASC 2016-01
Change in accounting principle, ASC 2018-02		187,000
Period change			1,996,000	(1,291,000)
Balance			137,775,000	128,290,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Balance	[1]	$ 1,091,000	(154,000)	1,091,000
Other comprehensive income (loss) before reclassification	[1]		2,149,000	(1,291,000)
Change in accounting principle, ASC 2016-01	[1],[2]			(141,000)
Change in accounting principle, ASC 2018-02	[1],[2]			187,000
Period change	[1]		1,996,000	(1,245,000)
Amount reclassified from accumulated other comprehensive income	[1]		(153,000)
Balance	[1]		$ 1,842,000	$ (154,000)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.
[2]	Reclassifications are the result of the adoption of ASUs 2016-01 and 2018-02 effective for the Company beginning January 1, 2018. The reclassifications are presented within the Consolidated Statement of Changes in Stockholders' Equity for the affected transitional periods.